Retention Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Retention Receivables, Net [Abstract]
Schedule of Retention Receivables, Net

Retention receivables, net consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	597,580	582,575	74,308
Received during the year	—	(465,172)	(59,333)
Reversal (allowance) for expected credit losses	(15,005)	11,680	1,490
Balance at end of year	582,575	129,083	16,465

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	8,565	15,005	1,914
(Reversal) addition	6,440	(11,680)	(1,490)
Ending balance	15,005	3,325	424